ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS (Details) (USD $)	Dec. 31, 2012
Current assets, excluding cash and cash equivalents	$ 138,801
Property and equipment and intangible assets	1,985,799
Total assets excluding cash and cash equivalents	2,124,600
Liabilities assumed	953,917
Non-controlling interest	645,436
Prior investment of the Company	320,247
Purchase price (net assets acquired)	205,000
Cash paid	$ 205,000